DIVIDENDS PAYABLE	12 Months Ended
Dec. 31, 2011
DIVIDENDS PAYABLE
10.	DIVIDENDS PAYABLE

In 2009, 2010 and 2011, US$6,308, US$14,455 and US$5,829 were paid to the controlling shareholder of the Company, respectively, and as of December 31, 2011 the dividends payable balance is nil.

Balance at December 31, 2008	26,394
Dividend payments in 2009	6,308

Balance at December 31, 2009	20,086
Dividend payments in 2010	14,455
Effect of exchange rate fluctuation	198

Balance at December 31, 2010	5,829
Dividend payments in 2011	5,829

Balance at December 31, 2011	—

As the Company started to use WFOEs for substantive business operation in 2010, to simplify the Group’s structure, NJTC terminated the contractual arrangements with certain VIEs which were inactive and primarily held cash balances. The cash balance was distributed as a dividend payment to the controlling shareholder of the Company.